Note 17 - Fair Value of Financial Instruments (Tables)	3 Months Ended
Jan. 31, 2024
Statement Line Items [Line Items]
Disclosure of detailed information about financial instruments [text block]
(thousands of Canadian dollars)
	January 31, 2024					October 31, 2023

	Carrying Value	Fair value Level 1	Fair Value Level 2	Fair Value Level 3	Total Fair Value	Carrying Value	Fair value Level 1	Fair Value Level 2	Fair Value Level 3	Total Fair Value

Assets
Cash	$127,509	$127,509	$-	$-	$127,509	$132,242	$132,242	$-	$-	$132,242
Securities	133,005	133,005	-	-	133,005	167,940	167,940	-	-	167,940
Loans	3,984,281	-	-	3,975,636	3,975,636	3,850,404	-	-	3,837,599	3,837,599
Derivatives	587	-	587	-	587	1,517	-	1,517	-	1,517
Other financial assets	953	-	-	953	953	953	-	-	953	953

Liabilities
Deposits	$3,638,656	$-	$-	$3,606,715	$3,606,715	$3,533,366	$-	$-	$3,436,491	$3,436,491
Subordinated notes payable	103,355	-	100,454	-	100,454	106,850	-	109,033	-	109,033
Other financial liabilities	175,455	-	-	175,455	175,455	176,039	-	-	176,039	176,039